Available-for-sale securities/Investment securities	12 Months Ended
Sep. 30, 2020
Available-for-sale securities/Investment securities
Available-for-sale securities / Investment securities

Note 11. Available-for-sale securities/Investment securities

Accounting policy

As 2018 comparatives were not restated for the Group's adoption of AASB 9 in 2019, the accounting policy applied in 2020 and 2019 differs to that applied prior to 2019. The accounting policy applied prior to 2019 is discussed in Note 39. The accounting policy applied in 2020 and 2019 is as follows.

Investment securities include debt securities (government and other) and equity securities. It includes debt and equity securities that are measured at FVOCI and debt securities measured at amortised cost. These instruments are classified based on the criteria disclosed under the heading “Financial assets and financial liabilities” prior to Note 10.

Debt securities measured at FVOCI

Include debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset.

These securities are measured at fair value with gains and losses recognised in OCI except for interest income, impairment charges and FX gains and losses which are recognised in the income statement.

Impairment is measured using the same ECL model applied to financial assets measured at amortised cost.  Impairment is recognised in the income statement with a corresponding amount in OCI with no reduction of the carrying value of the debt security which remains at fair value. Refer to Note 13 for further details.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is disposed.

Debt securities measured at amortised cost

Include debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows.

These securities are initially recognised at fair value plus directly attributable transaction costs. They are subsequently measured at amortised cost using the effective interest rate method and are presented net of any provision for ECL.

Equity securities

Equity securities are measured at FVOCI where they are not held for trading, the Group does not have control or significant influence over the investee and where an irrevocable election is made to measure them at FVOCI.

These securities are measured at fair value with unrealised gains and losses recognised in OCI except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in OCI is not subsequently recognised in the income statement when the instrument is disposed.

Balances recognised under AASB 9

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Investment securities
Investments securities measured at FVOCI
Government and semi-government debt securities	73,486	53,389	69,929	50,980
Other debt securities	16,916	19,058	15,826	17,325
Equity securities	153	134	68	66
Total investment securities measured at FVOCI	90,555	72,581	85,823	68,371
Investment securities measured at amortised cost
Government and semi-government debt securities	881	736	—	23
Other debt securities	130	93	3	4
Total investment securities measured at amortised cost	1,011	829	3	27
Provision for ECL on debt securities at amortised cost	(27)	(9)	—	—
Total net investment securities measured at amortised cost	984	820	3	27
Total investment securities	91,539	73,401	85,826	68,398

The ECL recognised in relation to investment securities – debt securities are detailed in Note 13.

The following table shows the maturities of the Group’s investment securities as at 30 September 2020. It also shows the weighted average yield of the Group's investment securities. There are no tax-exempt securities.

			Over 1		Over 5
	Up to		year to 5		years to		Over		No specific			Weighted
	1 year		years		10 years		10 years		maturity		Total	average
2020	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying Amount
Government and semi-government securities	2,670	2.7	32,848	2.1	38,565	1.8	257	1.4	—	—	74,340	2.0
Other debt securities	4,057	1.7	12,989	1.6	—	—	—	—	—	—	17,046	1.6
Equity securities	—	—	—	—	—	—	—	—	153	—	153	—
Total by maturity	6,727		45,837		38,565		257		153		91,539

The maturity profile is determined based upon contractual terms for investment securities.

Investment securities include:

•	US Government treasury notes of $7,271 million (2019: $10,398 million, 2018: $5,229 million); and
•	total holdings of debt securities, where the aggregate book value exceeds 10% of equity attributable to Westpac’s owners:

-Australian Commonwealth Government totalling $15,714 million;

-Queensland Treasury Corporation totalling $14,033 million;

-New South Wales Treasury Corporation totalling $13,385 million; and

-Treasury Corporation of Victoria totalling $10,593.

Balances recognised under AASB 139

Consolidated
$m	2018
Available-for-sale securities
Government and semi-government securities	42,979
Other debt securities	17,756
Equity securities	384
Total available-for-sale securities	61,119